Inventories (Details) - Schedule of inventories - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Schedule of inventories [Abstract]
Vehicles	R 25,369
Inventories recognized as an expense in cost of sales	R 59,213